ORGANIZATION AND PRINCIPAL ACTIVITIES (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013 item
Leased hotels
Organization and presentation activities
Number of hotels	611	565
Manachised hotels
Organization and presentation activities
Number of hotels	1,376	835
Franchised hotels
Organization and presentation activities
Number of hotels	8	25
Minimum
Organization and presentation activities
Term of franchise and management agreement	8 years
Minimum | Leased hotels
Organization and presentation activities
Lease rent holiday period	2 months
Fixed escalation in rent (as a percent)	3.00%
Period before rent escalations	3 years
Maximum
Organization and presentation activities
Term of franchise and management agreement	10 years
Maximum | Leased hotels
Organization and presentation activities
Lease rent holiday period	6 months
Fixed escalation in rent (as a percent)	5.00%
Period before rent escalations	5 years